Summary of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [Line Items]
Ownership Interest	100.00%
Precision Limited Partnership [Member]
Disclosure of subsidiaries [Line Items]
Country of incorporation	Canada
Ownership Interest	100.00%	100.00%
Precision Drilling Canada Limited Partnership [Member]
Disclosure of subsidiaries [Line Items]
Country of incorporation	Canada
Ownership Interest	100.00%	100.00%
Precision Diversified Oilfield Services Corp [Member]
Disclosure of subsidiaries [Line Items]
Country of incorporation	Canada
Ownership Interest	100.00%	100.00%
Precision Drilling (US) Corporation [Member]
Disclosure of subsidiaries [Line Items]
Country of incorporation	United States
Ownership Interest	100.00%	100.00%
Precision Drilling Holdings Company [Member]
Disclosure of subsidiaries [Line Items]
Country of incorporation	United States
Ownership Interest	100.00%	100.00%
Precision Drilling Company LP [Member]
Disclosure of subsidiaries [Line Items]
Country of incorporation	United States
Ownership Interest	100.00%	100.00%
Precision Completion and Production Services Ltd [Member]
Disclosure of subsidiaries [Line Items]
Country of incorporation	United States
Ownership Interest	100.00%	100.00%
Grey Wolf Drilling Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of incorporation	Barbados
Ownership Interest	100.00%	100.00%
Grey Wolf Drilling Barbados Ltd [Member]
Disclosure of subsidiaries [Line Items]
Country of incorporation	Barbados
Ownership Interest	100.00%	100.00%